COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	Feb. 13, 2025	Jan. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Liquidated damages seek value	$ 120,000	$ 538,000
Terms of contract description	the Company failed to deliver 989,576 number of shares for warrant exercises based on VVWAP reset. Sabby sued the Company and directors and past directors of the Company in connection with Srivaru’s denial of Sabby request to issue 989,576 Shares of Srivaru common stock. Sabby also seek liquidated damages of $120,000 per week until shares are delivered and recovery of attorney’s fees per the Warrant terms. Srivaru denies liability stating that Sabby is not entitled to 989,576 Shares because Sabby’s calculation of the amount of exercisable Shares did not comply with the terms of Warrant/Contract on which the Shares were demanded. Srivaru countersued for damages caused by Sabby wrongful demand to exercise 989,576 Shares, when Sabby did not have a right to that many Shares.
Warrants exercised, shares	989,576